Reporting Segments (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended				9 Months Ended
	Sep. 30, 2013	Mar. 31, 2013	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Segment information
Revenue	$ 80,035		$ 54,347		$ 216,516	$ 138,423
Loss on commodity derivatives, net	(499)		(946)		110	3,157
Direct operating expenses	8,344		5,329		20,898	11,550
Selling, general and administrative expenses	5,157		3,246		13,748	10,101
Revenues	79,536		53,401		216,626	141,580
Natural Gas Midstream Costs	57,973		41,365		162,671	100,075
Equity compensation expense	392		474		1,877	1,272
Depreciation and Accretion Expense, Including Discontinued Operation					22,355	15,819
Depreciation, Depletion and Amortization	7,880		5,504		22,271	15,722
Total operating expenses	79,746		55,918		221,465	138,720
Depreciation and accretion expense	6,500				18,900
Gain on involuntary conversion of property, plant and equipment	0	400	0		343	0
Gain on sale of assets, net	0		4		0	121
Operating (loss) income	(210)		(2,513)		(19,728)	2,981
Income (loss) from operations of disposal groups	91		(12)		(1,766)	94
Loss on impairment of property, plant and equipment	0	(100)	0		(15,232)	0
Interest expense	(2,636)		(1,501)		(6,958)	(3,083)
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest	(2,846)		(4,014)		(26,686)	(102)
Income Tax Expense (Benefit), Continuing Operations	214				589
Income Tax Expense (Benefit)	247		0		662	0
Net loss before income tax benefit	(2,632)		(4,014)		(26,097)	(102)
Net loss	(2,541)		(4,026)		(27,863)	(8)
Net (loss) income attributable to the Partnership	(2,731)		(4,275)	(4,275)	(28,396)	(257)
Segment Gross Margin	21,380		12,978		52,815	36,793
Gathering And Processing [Member]
Segment information
Revenue	48,873		41,637		144,658	101,307
Loss on commodity derivatives, net	(499)		(946)		110	3,157
Direct operating expenses	3,720		3,567		10,694	7,531
Revenues	48,374		40,691		144,768	104,464
Natural Gas Midstream Costs	38,162		32,105		116,568	74,775
Segment Gross Margin	10,688		10,310		28,454	27,321
Transmission [Member]
Segment information
Revenue	27,704		12,710		65,532	37,116
Loss on commodity derivatives, net	0		0		0	0
Direct operating expenses	3,994		1,762		8,943	4,019
Revenues	27,704		12,710		65,532	37,116
Natural Gas Midstream Costs	19,811		9,260		46,103	25,300
Segment Gross Margin	7,864		2,668		19,296	9,472
Terminals [Member]
Segment information
Revenue					6,326
Loss on commodity derivatives, net	0				0
Direct operating expenses	630				1,261
Revenues	3,458				6,326
Natural Gas Midstream Costs	0				0
Net loss before income tax benefit	(122)		0		(536)	0
Net (loss) income attributable to the Partnership	(175)			0	(650)	0
Segment Gross Margin	2,828				5,065
Terminals [Member]
Segment information
Revenue	3,458
Net loss	$ (100)				$ (700)